Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	White Mountains Insurance Group, Ltd
Entity Central Index Key	0000776867
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	White Mountains Insurance Group, Ltd
Entity Central Index Key	0000776867
Amendment Flag	false